Related Party Transactions and Balances (Details) - Schedule of Due from Related Parties	12 Months Ended
	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 683,538	$ 87,288	$ 1,343,240
Leung Tsz Him [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	CEO of our Company
Leung Tsz Him [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties			1,343,240
Wittelsbach Group Holding Limited [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Shareholder
Wittelsbach Group Holding Limited [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 51	6
Hanoverian International Group Limited [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Shareholder
Hanoverian International Group Limited [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 22	3
Zihua Shengshi Holding Group Limited [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Shareholder
Zihua Shengshi Holding Group Limited [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 19	2
Tsang Chun Ho [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Shareholder
Tsang Chun Ho [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 3	1
Leung Ka Fai [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Shareholder
Leung Ka Fai [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 3	1
XU Qinxiang [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Shareholder
XU Qinxiang [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 2
Fuchsia Capital Limited [Member]
Schedule of Due from Related Parties [Line Items]
Due from related parties, Relationship with the Company	Controlled by the Company’s Executive Director
Fuchsia Capital Limited [Member] | Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Amount due from related parties	$ 683,438	$ 87,275